BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 695,954	$ 89,761	$ 281,704	$ 249,594
Brokerage commission and handling charge
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	361,486	$ 46,623	100,550	80,127
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	302,800		95,064	78,581
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 58,686		$ 5,486	$ 1,546